Royalties receivable Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016	Dec. 31, 2019
Disclosure of performance obligations [line items]
Percentage of royalty on net sales	10.00%
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 43,458,148	$ 29,999,009
Royalties receivable	$ 1,258,654	$ 1,060,000		$ 0
Discounting rate for royalties	12.50%	12.50%
HPQ 2016 Contract
Disclosure of performance obligations [line items]
Transaction price received	$ 200,000	$ 150,000	$ 1,000,000
Percentage of royalty on net sales	10.00%
Royalties receivable	$ 250,000	1,100,000
HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price received	$ 3,300,000	2,400,000
Percentage of royalty on net sales	10.00%
Royalties receivable	$ 200,000	$ 500,000
HPQ Polvere contract
Disclosure of performance obligations [line items]
Percentage of royalty on net sales	10.00%
Less than one year | HPQ 2016 Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 200,000
Less than one year | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price received	50,000
Transaction price allocated to unsatisfied contracts from sale of intellectual property	50,000
Less than one year | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	50,000
2022 | HPQ 2016 Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	250,000
2022 | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	100,000
2023 | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	150,000
2024 | HPQ Nano Contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	200,000
2024 | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	100,000
2025 | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	150,000
2026 | HPQ Polvere contract
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied contracts from sale of intellectual property	$ 200,000